Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 90,000
Previously Paid Amount	0.00
Total Fee Amount	7.83
Total Offset Amount	0.00
Net Fee	7.83
Narrative - Max Aggregate Offering Price	$ 90,000
Final Prospectus	true